SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Fair Value and Carrying Value of Convertible Bonds

As of December 31, 2012 and 2013, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2012	2013	2013
		(RMB’000)	(RMB’000)	(US$’000)

Fair value *		486,767	565,673	93,443
Carrying value	31	368,590	470,357	77,697

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2012 and 2013.